Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 5.36%
Automotive — 0.29%
Allison Transmission 144A 3.75% 1/30/31 #	10,000	$ 9,246
American Axle & Manufacturing 144A 6.375% 10/15/32 #	7,000	6,993
Clarios Global
144A 6.75% 2/15/30 #	7,000	7,237
144A 6.75% 9/15/32 #	10,000	10,228

Dana 4.50% 2/15/32	10,000	9,854
Garrett Motion Holdings 144A 7.75% 5/31/32 #	15,000	15,747
Goodyear Tire & Rubber 5.25% 7/15/31	20,000	18,804
Phinia 144A 6.625% 10/15/32 #	8,000	8,252
Wand NewCo 3 144A 7.625% 1/30/32 #	20,000	21,088
		107,449
Basic Industry — 0.49%
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	10,000	10,417
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,000	10,601
Capstone Copper 144A 6.75% 3/31/33 #	14,000	14,432
Celanese US Holdings
6.50% 4/15/30	2,000	2,015
6.75% 4/15/33	8,000	7,971

Cleveland-Cliffs 144A 7.00% 3/15/32 #	20,000	20,224
Fortescue Treasury 144A 5.875% 4/15/30 #	20,000	20,513
K Hovnanian Enterprises 144A 8.00% 4/1/31 #	8,000	8,209
Millrose Properties 144A 6.375% 8/1/30 #	8,000	8,142
Novelis 144A 4.75% 1/30/30 #	25,000	24,137
Olin 144A 6.625% 4/1/33 #	20,000	20,128
Quikrete Holdings 144A 6.75% 3/1/33 #	10,000	10,405
Standard Building Solutions 144A 6.50% 8/15/32 #	10,000	10,270
Standard Industries 144A 3.375% 1/15/31 #	15,000	13,597
		181,061
Capital Goods — 0.52%
Amentum Holdings 144A 7.25% 8/1/32 #	15,000	15,587
Amsted Industries 144A 6.375% 3/15/33 #	10,000	10,273
Arcosa 144A 6.875% 8/15/32 #	5,000	5,227
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier
144A 7.25% 7/1/31 #	5,000	$ 5,306
144A 8.75% 11/15/30 #	5,000	5,398

CACI International 144A 6.375% 6/15/33 #	14,000	14,459
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,000	10,282
Enpro 144A 6.125% 6/1/33 #	15,000	15,368
Esab 144A 6.25% 4/15/29 #	15,000	15,428
Goat Holdco 144A 6.75% 2/1/32 #	5,000	5,130
Manitowoc 144A 9.25% 10/1/31 #	10,000	10,505
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	5,000	5,055
144A 9.25% 4/15/27 #	10,000	10,031
Sealed Air
144A 5.00% 4/15/29 #	30,000	29,857
144A 6.50% 7/15/32 #	5,000	5,183

Terex 144A 6.25% 10/15/32 #	10,000	10,195
TransDigm 144A 6.625% 3/1/32 #	20,000	20,616
		193,900
Consumer Goods — 0.03%
Fiesta Purchaser
144A 7.875% 3/1/31 #	7,000	7,396
144A 9.625% 9/15/32 #	5,000	5,411
		12,807
Electric — 0.17%
Calpine
144A 4.625% 2/1/29 #	5,000	4,955
144A 5.125% 3/15/28 #	5,000	5,006

Hawaiian Electric 144A 6.00% 10/1/33 #	6,000	6,056
Lightning Power 144A 7.25% 8/15/32 #	15,000	15,892
NRG Energy 144A 6.00% 1/15/36 #	11,000	11,008
Vistra
144A 7.00% 12/15/26 #, μ, ψ	10,000	10,160
144A 8.00% 10/15/26 #, μ, ψ	10,000	10,236
		63,313
Energy — 0.76%
Archrock Partners 144A 6.625% 9/1/32 #	10,000	10,265
Aris Water Holdings 144A 7.25% 4/1/30 #	10,000	10,565
Civitas Resources 144A 8.625% 11/1/30 #	15,000	15,546
Crescent Energy Finance 144A 8.375% 1/15/34 #	4,000	4,056
NQ-FL7 [0925] 1125 (4967853)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Genesis Energy
7.75% 2/1/28	5,000	$ 5,039
7.875% 5/15/32	5,000	5,219

Gulfport Energy Operating 144A 6.75% 9/1/29 #	10,000	10,274
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,000	19,729
144A 6.25% 4/15/32 #	5,000	4,800

Matador Resources 144A 6.25% 4/15/33 #	10,000	10,072
Murphy Oil 6.00% 10/1/32	4,000	3,949
Nabors Industries 144A 9.125% 1/31/30 #	5,000	5,204
NGL Energy Operating 144A 8.375% 2/15/32 #	15,000	15,383
Noble Finance II 144A 8.00% 4/15/30 #	10,000	10,358
NuStar Logistics
5.625% 4/28/27	25,000	25,172
6.00% 6/1/26	10,000	10,063

Permian Resources Operating 144A 7.00% 1/15/32 #	5,000	5,189
Rockies Express Pipeline 144A 6.75% 3/15/33 #	8,000	8,361
SM Energy 144A 6.75% 8/1/29 #	5,000	5,028
Sunoco 144A 7.25% 5/1/32 #	5,000	5,251
Transocean International
144A 7.875% 10/15/32 #	3,000	3,000
144A 8.00% 2/1/27 #	8,000	7,995
144A 8.50% 5/15/31 #	5,000	4,904
USA Compression Partners
144A 6.25% 10/1/33 #	10,000	10,045
6.875% 9/1/27	12,000	12,005
144A 7.125% 3/15/29 #	3,000	3,096
Venture Global LNG
144A 7.00% 1/15/30 #	5,000	5,178
144A 8.375% 6/1/31 #	10,000	10,507

Venture Global Plaquemines LNG 144A 7.50% 5/1/33 #	10,000	11,056
Weatherford International 144A 8.625% 4/30/30 #	25,000	25,574
		282,883
Financial Services — 0.32%
Air Lease 4.65% 6/15/26 μ, ψ	10,000	9,885
Azorra Finance 144A 7.75% 4/15/30 #	10,000	10,554
Block 144A 6.00% 8/15/33 #	20,000	20,494
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	10,000	10,049
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
Focus Financial Partners 144A 6.75% 9/15/31 #	10,000	$ 10,248
FTAI Aviation Investors 144A 7.00% 6/15/32 #	10,000	10,474
OneMain Finance
6.625% 5/15/29	8,000	8,233
7.125% 9/15/32	3,000	3,103
PennyMac Financial Services
144A 6.875% 5/15/32 #	5,000	5,185
144A 6.875% 2/15/33 #	10,000	10,339

Shift4 Payments 144A 6.75% 8/15/32 #	15,000	15,519
UWM Holdings 144A 6.25% 3/15/31 #	7,000	6,971
		121,054
Healthcare — 0.38%
Acadia Healthcare 144A 7.375% 3/15/33 #	10,000	10,394
AMN Healthcare 144A 6.50% 1/15/31 #	7,000	7,026
AthenaHealth Group 144A 6.50% 2/15/30 #	5,000	4,963
Avantor Funding 144A 3.875% 11/1/29 #	15,000	14,279
CHS
144A 4.75% 2/15/31 #	25,000	21,636
144A 9.75% 1/15/34 #	10,000	10,258
DaVita
144A 3.75% 2/15/31 #	10,000	9,166
144A 4.625% 6/1/30 #	10,000	9,592

Global Medical Response 144A 7.375% 10/1/32 #	8,000	8,239
Medline Borrower
144A 3.875% 4/1/29 #	15,000	14,478
144A 5.25% 10/1/29 #	7,000	6,945

Raven Acquisition Holdings 144A 6.875% 11/15/31 #	10,000	10,302
Surgery Center Holdings 144A 7.25% 4/15/32 #	15,000	15,427
		142,705
Insurance — 0.16%
Acrisure 144A 6.75% 7/1/32 #	21,000	21,640
Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	8,000	8,230
HUB International 144A 7.375% 1/31/32 #	10,000	10,420

2    NQ-FL7 [0925] 1125 (4967853)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Jones Deslauriers Insurance Management
144A 6.875% 10/1/33 #	10,000	$ 9,954
144A 8.50% 3/15/30 #	10,000	10,514
		60,758
Leisure — 0.43%
Boyd Gaming 144A 4.75% 6/15/31 #	20,000	19,297
Caesars Entertainment
144A 6.00% 10/15/32 #	10,000	9,856
144A 6.50% 2/15/32 #	10,000	10,206
144A 7.00% 2/15/30 #	18,000	18,526
Carnival
144A 6.00% 5/1/29 #	5,000	5,078
144A 6.125% 2/15/33 #	8,000	8,205

Life Time 144A 6.00% 11/15/31 #	15,000	15,250
Lindblad Expeditions 144A 7.00% 9/15/30 #	10,000	10,199
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	40,000	40,787
Scientific Games Holdings 144A 6.625% 3/1/30 #	21,000	19,539
Six Flags Entertainment 144A 6.625% 5/1/32 #	5,000	5,097
		162,040
Media — 0.49%
CCO Holdings
4.50% 5/1/32	20,000	18,214
144A 5.375% 6/1/29 #	25,000	24,852

Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	5,000	5,231
CMG Media 144A 8.875% 6/18/29 #	10,000	9,194
Gray Media
144A 5.375% 11/15/31 #	25,000	18,797
144A 7.25% 8/15/33 #	3,000	2,975

McGraw-Hill Education 144A 7.375% 9/1/31 #	17,000	17,677
Midcontinent Communications 144A 8.00% 8/15/32 #	15,000	15,473
Sirius XM Radio 144A 4.00% 7/15/28 #	30,000	29,013
Snap 144A 6.875% 3/1/33 #	15,000	15,348
Stagwell Global 144A 5.625% 8/15/29 #	15,000	14,584
Univision Communications 144A 7.375% 6/30/30 #	10,000	10,056
		181,414
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate — 0.17%
Forestar Group 144A 6.50% 3/15/33 #	5,000	$ 5,119
Iron Mountain 144A 5.25% 3/15/28 #	45,000	44,958
RHP Hotel Properties 144A 6.50% 6/15/33 #	10,000	10,306
Starwood Property Trust 144A 6.50% 7/1/30 #	3,000	3,105
		63,488
Retail — 0.28%
Asbury Automotive Group
144A 4.625% 11/15/29 #	5,000	4,857
4.75% 3/1/30	10,000	9,748
Bath & Body Works
6.875% 11/1/35	30,000	31,251
6.95% 3/1/33	9,000	9,420
Carvana
PIK 144A 9.00% 6/1/30 #, >	5,325	5,575
PIK 144A 9.00% 6/1/31 #, >>	6,124	6,938

Magnera 144A 7.25% 11/15/31 #	10,000	9,417
Murphy Oil USA 144A 3.75% 2/15/31 #	25,000	23,287
Victra Holdings 144A 8.75% 9/15/29 #	5,000	5,249
		105,742
Services — 0.29%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	2,000	1,998
Herc Holdings 144A 7.00% 6/15/30 #	5,000	5,198
Prime Security Services Borrower 144A 5.75% 4/15/26 #	10,000	10,055
QXO Building Products 144A 6.75% 4/30/32 #	4,000	4,152
Resideo Funding 144A 6.50% 7/15/32 #	8,000	8,209
Staples 144A 10.75% 9/1/29 #	10,000	9,938
United Rentals North America 3.875% 2/15/31	16,000	15,148
Waste Pro USA 144A 7.00% 2/1/33 #	10,000	10,383
White Cap Buyer 144A 6.875% 10/15/28 #	27,000	26,944
Williams Scotsman 144A 6.625% 4/15/30 #	15,000	15,453
		107,478
Technology & Electronics — 0.24%
Capstone Borrower 144A 8.00% 6/15/30 #	6,000	6,282
NQ-FL7 [0925] 1125 (4967853)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Cloud Software Group 144A 6.50% 3/31/29 #	25,000	$ 25,253
CommScope 144A 8.25% 3/1/27 #	8,000	8,094
CommScope Technologies 144A 5.00% 3/15/27 #	5,000	4,965
Entegris 144A 5.95% 6/15/30 #	25,000	25,381
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	8,000	7,994
Sensata Technologies 144A 4.00% 4/15/29 #	10,000	9,609
Zebra Technologies 144A 6.50% 6/1/32 #	3,000	3,084
		90,662
Telecommunications — 0.27%
Consolidated Communications
144A 5.00% 10/1/28 #	10,000	10,125
144A 6.50% 10/1/28 #	20,000	20,325
Frontier Communications Holdings
144A 6.00% 1/15/30 #	25,000	25,316
144A 6.75% 5/1/29 #	15,000	15,162

Rogers Communications 7.125% 4/15/55 μ	20,000	21,212
Windstream Services 144A 7.50% 10/15/33 #	7,000	7,002
		99,142
Transportation — 0.07%
Genesee & Wyoming 144A 6.25% 4/15/32 #	25,000	25,435
		25,435
Total Corporate Bonds (cost $1,973,575)		2,001,331

US Treasury Obligations — 27.40%
US Treasury Bonds
1.375% 8/15/50	95,000	47,795
1.625% 11/15/50	300,000	161,051
1.75% 8/15/41	345,000	234,189
2.25% 8/15/46	450,000	300,375
2.25% 8/15/49	275,000	175,592
2.75% 11/15/42	675,000	522,993
2.875% 5/15/49	670,000	488,943
4.375% 11/15/39	95,000	94,271
4.375% 5/15/41	145,000	142,525
US Treasury Notes
1.25% 8/15/31	945,000	817,462
1.375% 11/15/31	935,000	809,469
2.875% 8/15/28	1,450,000	1,420,603
3.75% 12/31/30	820,000	819,279
3.875% 8/15/34	390,000	384,104
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.125% 10/31/26	1,035,000	$ 1,039,569
4.125% 10/31/29	1,320,000	1,341,218
4.375% 7/31/26	1,420,000	1,426,927
Total US Treasury Obligations (cost $10,153,986)		10,226,365
	Number of shares
Common Stocks — 57.17%♣
Communication Services — 4.66%
Alphabet Class A	1,745	424,209
Alphabet Class C	761	185,342
AT&T	8,398	237,159
Electronic Arts	901	181,732
Interpublic Group	1,467	40,944
KDDI	700	11,164
Meta Platforms Class A	571	419,331
Publicis Groupe	167	16,071
Verizon Communications	5,076	223,090
		1,739,042
Consumer Discretionary — 4.86%
adidas	79	16,739
Amadeus IT Group	546	43,401
Best Buy	1,990	150,484
Booking Holdings	33	178,176
Buckle	425	24,930
eBay	1,482	134,788
Genuine Parts	1,072	148,579
H & M Hennes & Mauritz Class B	905	16,918
Home Depot	215	87,116
Kering	56	18,765
Lowe's	620	155,812
LVMH Moet Hennessy Louis Vuitton	52	32,000
NIKE Class B	2,382	166,097
PulteGroup	936	123,674
Ross Stores	1,152	175,553
Sodexo	526	33,188
Starbucks	802	67,849
TJX	1,665	240,659
		1,814,728
Consumer Staples — 2.71%
Altria Group	3,476	229,625
Anheuser-Busch InBev	549	32,817
Asahi Group Holdings	700	8,392
Cal-Maine Foods	1,295	121,860
Diageo	1,311	31,369
Hershey	785	146,834
Kao	600	26,149

4    NQ-FL7 [0925] 1125 (4967853)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Staples (continued)
Kenvue	6,500	$ 105,495
Koninklijke Ahold Delhaize	723	29,256
Nestle	172	15,796
Philip Morris International	1,447	234,703
Seven & i Holdings	700	9,393
Unilever	315	18,619
		1,010,308
Energy — 2.06%
Chevron	1,426	221,444
EOG Resources	76	8,521
Expand Energy	652	69,268
Exxon Mobil	4,148	467,687
		766,920
Financials — 11.05%
American Financial Group	1,403	204,445
Ameriprise Financial	301	147,866
Artisan Partners Asset Management Class A	1,793	77,816
Bank of America	2,905	149,869
Bank of New York Mellon	2,236	243,635
Blackrock	217	252,994
Blackstone	1,117	190,839
Charles Schwab	1,580	150,843
Citizens Financial Group	4,832	256,869
Corebridge Financial	5,387	172,653
Fidelity National Financial	2,364	142,998
Fidelity National Information Services	1,859	122,582
Fifth Third Bancorp	2,023	90,125
Huntington Bancshares	5,521	95,348
KeyCorp	11,407	213,197
Marsh & McLennan	735	148,125
MetLife	2,419	199,253
Pluxee	817	14,554
PNC Financial Services Group	586	117,745
Principal Financial Group	2,162	179,251
Prudential Financial	539	55,916
Regions Financial	2,570	67,771
State Street	1,369	158,818
Synchrony Financial	3,097	220,042
Travelers	538	150,220
Truist Financial	3,504	160,203
Wells Fargo & Co.	1,700	142,494
		4,126,471
Healthcare — 6.54%
AbbVie	1,414	327,398
Bristol-Myers Squibb	3,380	152,438
Cardinal Health	1,187	186,312
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Cencora	647	$ 202,207
Cigna Group	437	125,965
Coloplast Class B	395	34,045
Gilead Sciences	1,959	217,449
Johnson & Johnson	807	149,634
McKesson	273	210,903
Merck & Co.	3,900	327,327
Novo Nordisk Class B	588	32,741
Pfizer	6,776	172,653
Roche Holding	112	37,294
SIGA Technologies	7,543	69,018
Smith & Nephew	2,198	39,866
Thermo Fisher Scientific	321	155,691
		2,440,941
Industrials — 4.49%
Atlas Copco Class B	974	14,656
CSX	4,300	152,693
Dover	821	136,967
DSV	127	25,371
Expeditors International of Washington	645	79,071
Intertek Group	430	27,371
Jacobs Solutions	987	147,912
Knorr-Bremse	171	16,089
Kone Class B	401	27,352
Lockheed Martin	152	75,880
Makita	900	29,170
Masco	2,514	176,961
Northrop Grumman	248	151,111
Otis Worldwide	1,004	91,796
Paychex	1,250	158,450
REV Group	3,478	197,098
Securitas Class B	2,754	41,511
United Parcel Service Class B	1,111	92,802
Wolters Kluwer	237	32,351
		1,674,612
Information Technology — 18.12%
Accenture Class A	513	126,506
Analog Devices	603	148,157
Apple	3,515	895,024
Applied Materials	722	147,822
ASML Holding	40	39,007
Broadcom	1,481	488,597
CDW	800	127,424
Cisco Systems	5,418	370,699
Dell Technologies Class C	1,379	195,501
HP	5,443	148,213
Lam Research	1,966	263,247
Micron Technology	1,125	188,235
NQ-FL7 [0925] 1125 (4967853)    5

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Microsoft	2,026	$ 1,049,367
Monolithic Power Systems	220	202,541
NetApp	1,482	175,558
NVIDIA	7,739	1,443,943
QUALCOMM	1,274	211,943
SAP	165	44,182
Seagate Technology Holdings	1,467	346,300
Teledyne Technologies †	260	152,370
		6,764,636
Materials — 1.12%
Air Liquide	148	30,837
Amcor	4,383	35,853
Dow	2,705	62,026
DuPont de Nemours	1,900	148,010
PPG Industries	1,350	141,898
		418,624
Real Estate — 0.79%
Equity Residential	2,175	140,788
Prologis	1,350	154,602
		295,390
Utilities — 0.77%
Duke Energy	1,255	155,306
Edison International	2,394	132,341
		287,647
Total Common Stocks (cost $14,904,429)		21,339,319

Preferred Stock — 0.08%
Consumer Staples — 0.08%
Henkel & Co. 2.93% ω	360	29,047
		29,047
Total Preferred Stock (cost $29,297)		29,047

	Number of shares	Value (US $)

Exchange-Traded Funds — 9.10%
iShares iBoxx High Yield Corporate Bond ETF	4,178	$ 339,212
iShares US Treasury Bond ETF	35,255	815,095
Vanguard Russell 1000 Value ETF	25,116	2,244,617
Total Exchange-Traded Funds (cost $3,135,189)		3,398,924

Total Value of Securities—99.11% (cost $30,196,476)		36,994,986
Receivables and Other Assets Net of Liabilities—0.89%★		333,505
Net Assets Applicable to 2,757,746 Shares Outstanding—100.00%		$37,328,491
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $1,775,026, which represents 4.76% of the Series’ net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $4,180 cash collateral held at broker for futures contracts as of September 30, 2025.
ω	Perpetual security with no stated maturity date.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1	US Treasury 5 yr Notes	$109,195	$109,221	12/31/25	$—	$(26)	$39
1	US Treasury 10 yr Ultra Notes	115,078	113,971	12/19/25	1,107	—	(62)
Total Futures Contracts			$223,192		$1,107	$(26)	$(23)
6    NQ-FL7 [0925] 1125 (4967853)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
Summary of abbreviations: (continued)
yr – Year
USD – US Dollar

NQ-FL7 [0925] 1125 (4967853)    7